Insider Trading Arrangements	3 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Trading Arrangements, by Individual
Rule 10b5-1 Arrangement Adopted	false	false
Non-Rule 10b5-1 Arrangement Adopted	false	false
Rule 10b5-1 Arrangement Terminated	false	false
Non-Rule 10b5-1 Arrangement Terminated	false	false